                                                       Mutual of America
                                                       Institutional Funds, Inc.







                                 ANNUAL REPORT


                                ALL AMERICA FUND
                                   BOND FUND

                               DECEMBER 31, 1996







This report is not to be construed as an offering for sale. No offering is made except in conjunction with a prospectus which must precede or accompany this report.

                                    CONTENTS

                                                                            PAGE
                                                                            ----
 President's Message and Performance Graphs................................   1
 Portfolio of Investments in Securities:
   All America Fund........................................................   2
   Bond Fund...............................................................  15
 Statement of Assets and Liabilities.......................................  16
 Statement of Operations...................................................  17
 Statement of Changes in Net Assets........................................  18
 Financial Highlights......................................................  19
 Notes to Financial Statements.............................................  20
 Report of Independent Public Accountants..................................  23

                  MUTUAL OF AMERICA INSTITUTIONAL FUNDS, INC.

  We are pleased to provide Mutual of America Institutional Funds' first annual report to shareholders. The All America Fund and the Bond Fund commenced operations on May 1, 1996 and are designed principally as investment vehicles for endowments, foundations and other institutional investors. The investment philosophy of both funds is modeled after similarly named funds available under annuity contracts and variable universal life insurance policies issued by Mutual of America Life Insurance Company and The American Life Insurance Company of New York.

  The funds' performance for the eight months since inception fell below their respective indices, the S&P 500 Index and the Lehman Brothers
Government/Corporate Index, which can be partially attributable to the time required to build the portfolios.

  The All America Fund's investment objective is to outperform the Standard & Poor's Composite Index of 500 Stocks by providing a diversified portfolio of assets with diversified management and a broad exposure to the market. It is comprised of several distinct segments which have specifically defined roles. The largest segment (approximately 60%) attempts to reflect the performance of the Standard & Poor's 500 Index ("S&P 500"). Four smaller segments, managed by three subadvisors and Mutual of America Capital Management each consisting of approximately 10% of the portfolio's total assets, comprise the remainder of the Fund. These segments concentrate in the following areas: small cap value, small cap growth, large cap value and mid to large cap growth.

  The All America Fund experienced a cumulative total return of 10.4% for the period May 1, 1996 to December 31, 1996, as compared to 14.9% for the S&P 500.

  The Bond Fund seeks a high level of return consistent with preservation of capital through investment in publicly traded investment grade debt securities. The Bond Fund experienced a cumulative total return of 5.0% for the period May 1, 1996 through December 31, 1996 as compared to 6.1% for the Lehman Brothers Government/Corporate Index.

  We look forward to participating productively in the equity and fixed income markets throughout 1997. Relative performance graphs are shown below. The respective portfolios of each fund and the financial statements are presented in the pages which follow.

                               Sincerely,

                               [SIGNATURE OF DOLORES J. MORRISSEY APPEARS HERE]

                               Dolores J. Morrissey
                               Chairman of the Board and President,
                               Mutual of America Institutional Funds, Inc.




                               ALL AMERICA FUND
                               ----------------

                                              TOTAL RETURN
                    PERIOD        GROWTH      ------------
                    ENDED           OF      CUMU-      ANNUAL
                    12/31/96      $10,000   LATIVE     AVERAGE
                    ------------------------------------------
                    SINCE
                     INCEPTION*   $11,043   10.4%       N/A

                               S & P 500 INDEX
                               ---------------

                                              TOTAL RETURN
                    PERIOD        GROWTH      ------------
                    ENDED           OF      CUMU-      ANNUAL
                    12/31/96      $10,000   LATIVE     AVERAGE
                    ------------------------------------------
                    SINCE
                     INCEPTION*   $11,490   14.9%       N/A

N/A: The Annual Average Total Return figures for this fund are not presented since the fund has been operative for less than a year.



                           [LINE GRAPH APPEARS HERE]


                        GROWTH OF A $10,000 INVESTMENT

                               ALL AMERICA FUND      S & P 500 INDEX
                               ----------------      ---------------
5/96...................            10,000                10,000
12/96..................            11,043                11,490

                           [LINE GRAPH APPEARS HERE]

                        GROWTH OF A $10,000 INVESTMENT

                                                        LEHMAN BROTHERS
                                BOND FUND            GOV'T/CORP BOND INDEX
                                ---------            ---------------------
5/96...................           10,000                    10,000
12/96..................           10,501                    10,610


                                   BOND FUND
                                   ---------

                                              TOTAL RETURN
                    PERIOD        GROWTH      ------------
                    ENDED           OF      CUMU-      AVERAGE
                    12/31/96      $10,000   LATIVE     ANNUAL
                    ------------------------------------------
                     SINCE
                     INCEPTION*   $10,501   5.0%        N/A

                      LEHMAN BROS. GOV'T/CORP. BOND INDEX
                      -----------------------------------

                                              TOTAL RETURN
                    PERIOD        GROWTH      ------------
                    ENDED           OF      CUMU-      AVERAGE
                    12/31/96      $10,000   LATIVE     ANNUAL
                    ------------------------------------------
                    SINCE
                     INCEPTION*   $10,610   6.1%        N/A

N/A: The Annual Average Total Return figures for this fund are not presented since the fund has been operative for less than a year.

         MUTUAL OF AMERICA INSTITUTIONAL FUNDS, INC. (ALL AMERICA FUND)
                     PORTFOLIO OF INVESTMENTS IN SECURITIES
                               DECEMBER 31, 1996

                                                              SHARES    VALUE
                                                              ------ -----------
INDEXED ASSETS PORTION:
Common Stocks
 3Com Corporation............................................ 1,000  $    73,375
 Abbott Laboratories......................................... 4,600      233,450
 Adolph Coors Company........................................   200        3,800
 Advanced Micro Devices, Incorporated........................   800       20,600
 Aetna, Incorporated.........................................   900       72,000
 Ahmanson (H.F.) & Company...................................   600       19,500
 Air Products and Chemicals, Incorporated....................   700       48,388
 Airtouch Communications, Incorporated....................... 3,000       75,750
 Alberto Culver Company......................................   200        9,600
 Albertson's, Incorporated................................... 1,500       53,438
 Alcan Aluminium Limited..................................... 1,400       47,075
 Alco Standard Corporation...................................   800       41,300
 Alexander & Alexander Services, Inc.........................   300        5,213
 Allegheny Teledyne, Incorporated............................ 1,000       23,000
 Allergan, Incorporated......................................   400       14,250
 AlliedSignal Incorporated................................... 1,700      113,900
 Allstate Corporation........................................ 2,700      156,263
 Alltel Corporation.......................................... 1,100       34,513
 Aluminum Company of America (ALCOA)......................... 1,000       63,750
 Alza Corporation............................................   500       12,938
 Amdahl Corporation..........................................   700        8,488
 Amerada Hess Corporation....................................   600       34,725
 American Brands, Incorporated............................... 1,000       49,625
 American Electric Power Company............................. 1,100       45,238
 American Express Company.................................... 2,800      158,200
 American General Corporation................................ 1,200       49,050
 American Greetings Corporation..............................   400       11,350
 American Home Products...................................... 3,800      222,775
 American International Group, Incorporated.................. 2,800      303,100
 American Stores Company.....................................   900       36,788
 Ameritech Corporation....................................... 3,300      200,063
 Amgen, Incorporated......................................... 1,600       87,000
 Amoco Corporation........................................... 3,000      241,500
 AMP, Incorporated........................................... 1,300       49,888
 AMR Corporation.............................................   500       44,063
 Andrew Corporation..........................................   400       21,225
 Anheuser-Busch Companies, Incorporated...................... 3,000      120,000
 Aon Corporation.............................................   600       37,275
 Apple Computer, Incorporated................................   700       14,613
 Applied Materials, Incorporated............................. 1,100       39,531
 Archer-Daniels-Midland Company.............................. 3,300       72,600
 Armco, Incorporated.........................................   600        2,475
 Armstrong World Industries, Incorporated....................   200       13,900
 Asarco, Incorporated........................................   300        7,463
 Ashland Incorporated........................................   400       17,550
 AT&T Corporation............................................ 9,600      417,600
 Atlantic Richfield Company (ARCO)........................... 1,000      132,500
 Autodesk, Incorporated......................................   300        8,400
 Automatic Data Processing, Incorporated..................... 1,700       72,888
 Autozone Inc................................................ 1,000       27,500
 Avery Dennison Corporation..................................   600       21,225
 Avon Products, Incorporated.................................   800       45,700
 Baker Hughes, Incorporated..................................   900       31,050
 Ball Corporation............................................   200        5,200
 Baltimore Gas and Electric Company..........................   900       24,075
 Banc One Corporation........................................ 2,600      111,800
 Bank of Boston Corporation..................................   900       57,825
 Bank of New York Company, Incorporated...................... 2,300       77,625
 BankAmerica Corporation..................................... 2,100      209,475
 Bankers Trust New York Corporation..........................   500       43,125
 Bard (C.R.), Incorporated...................................   300        8,400
 Barnett Banks, Incorporated................................. 1,200       49,350
 Barrick Gold Corporation.................................... 2,100       60,375
 Battle Mountain Gold Company................................ 1,300        8,938

   The accompanying notes are an integral part of these financial statements.

         MUTUAL OF AMERICA INSTITUTIONAL FUNDS, INC. (ALL AMERICA FUND)
               PORTFOLIO OF INVESTMENTS IN SECURITIES (CONTINUED)
                               DECEMBER 31, 1996

                                                              SHARES    VALUE
                                                              ------ -----------
INDEXED ASSETS PORTION (CONTINUED):
Common Stocks (Continued)
 Bausch & Lomb, Incorporated.................................    300 $    10,500
 Baxter International Incorporated...........................  1,600      65,600
 Bay Networks, Incorporated..................................  1,200      25,050
 Becton, Dickinson & Company.................................    700      30,363
 Bell Atlantic Corporation...................................  2,600     168,350
 BellSouth Corporation.......................................  5,900     238,213
 Bemis Company, Incorporated.................................    300      11,063
 Beneficial Corporation......................................    300      19,013
 Bethlehem Steel Corporation.................................    700       6,300
 Beverly Enterprises.........................................    600       7,650
 Biomet, Incorporated........................................    700      10,588
 Black & Decker Corporation..................................    500      15,063
 Boatmen's Bancshares, Incorporated..........................    900      58,050
 Boeing Company..............................................  2,100     223,388
 Boise Cascade Corporation...................................    300       9,525
 Boston Scientific Corporation...............................  1,100      66,000
 Briggs & Stratton Corporation...............................    200       8,800
 Bristol-Myers Squibb Company................................  3,000     326,250
 Brown-Forman Corporation....................................    400      18,300
 Browning-Ferris Industries, Incorporated....................  1,300      34,125
 Brunswick Corporation.......................................    600      14,400
 Burlington Northern Santa Fe................................    900      77,738
 Burlington Resources, Incorporated..........................    700      35,263
 Cabletron Systems, Incorporated.............................    900      29,925
 Caliber System, Incorporated................................    200       3,850
 Campbell Soup Company.......................................  1,400     112,350
 Carolina Power & Light Company..............................    900      32,850
 Case Corporation............................................    400      21,800
 Caterpillar Incorporated....................................  1,100      82,775
 Centex Corporation..........................................    200       7,525
 Central & South West Corporation............................  1,300      33,313
 Ceridian Corporation........................................    400      16,200
 Champion International Corporation..........................    600      25,950
 Charming Shoppes, Incorporated..............................    600       3,038
 Chase Manhattan Corporation.................................  2,600     232,050
 Chevron Corporation.........................................  3,900     253,500
 Chrysler Corporation........................................  4,400     145,200
 Chubb Corporation...........................................  1,000      53,750
 CIGNA Corporation...........................................    400      54,650
 Cincinnati Milacron, Incorporated...........................    200       4,375
 CINergy Corporation.........................................    900      30,038
 Circuit City Stores, Incorporated...........................    600      18,075
 Cisco Systems, Incorporated.................................  3,900     248,138
 Citicorp....................................................  2,800     288,400
 Clorox Company..............................................    300      30,113
 Coastal Corporation.........................................    600      29,325
 Coca-Cola Company........................................... 14,800     778,850
 Cognizant Corp..............................................  1,000      33,000
 Colgate-Palmolive Company...................................    900      83,025
 Columbia Gas System, Incorporated...........................    300      19,088
 Columbia/HCA Healthcare Corporation.........................  4,000     163,000
 Comcast Corporation.........................................  2,000      35,625
 Comerica, Incorporated......................................    600      31,425
 Compaq Computer Corporation.................................  1,600     118,800
 Computer Associates International, Inc......................  2,200     109,450
 Computer Sciences Corporation...............................    500      41,063
 ConAgra, Incorporated.......................................  1,400      69,650
 Conrail, Incorporated.......................................    500      49,813
 Consolidated Edison Company of New York, Inc................  1,400      40,950
 Consolidated Natural Gas Company............................    600      33,150
 Cooper Industries, Incorporated.............................    600      25,275
 Cooper Tire and Rubber Company..............................    500       9,875
 Corestates Financial Corporation............................  1,300      67,438
 Corning, Incorporated.......................................  1,400      64,750

   The accompanying notes are an integral part of these financial statements.

         MUTUAL OF AMERICA INSTITUTIONAL FUNDS, INC. (ALL AMERICA FUND)
               PORTFOLIO OF INVESTMENTS IN SECURITIES (CONTINUED)
                               DECEMBER 31, 1996

                                                              SHARES    VALUE
                                                              ------ -----------
INDEXED ASSETS PORTION (CONTINUED):
Common Stocks (Continued)
 CPC International, Incorporated.............................   900  $    69,750
 Crane Company...............................................   300        8,700
 Crown Cork & Seal Company, Incorporated.....................   800       43,500
 CSX Corporation............................................. 1,300       54,925
 CUC International, Incorporated............................. 2,400       57,000
 Cummins Engine Company, Incorporated........................   200        9,200
 CVS Corporation.............................................   600       24,825
 Cyprus Amax Minerals Company................................   600       14,025
 Dana Corporation............................................   600       19,575
 Darden Restaurants, Incorporated............................   900        7,875
 Data General Corporation....................................   200        2,900
 Dayton Hudson Corporation................................... 1,300       51,025
 Dean Witter Discover and Company............................ 1,000       66,250
 Deere & Company............................................. 1,500       60,938
 Dell Computer Corporation................................... 1,100       58,438
 Delta Air Lines, Incorporated...............................   400       28,350
 Deluxe Corporation..........................................   500       16,375
 Digital Equipment Corporation...............................   900       32,738
 Dillard Department Stores, Incorporated.....................   700       21,613
 Dominion Resources, Incorporated............................ 1,100       42,350
 Donnelley (R.R.) & Sons Company.............................   900       28,238
 Dover Corporation...........................................   700       35,175
 Dow Chemical Company........................................ 1,500      117,563
 Dow Jones & Company, Incorporated...........................   600       20,325
 Dresser Industries, Incorporated............................ 1,100       34,100
 DSC Communications Corporation..............................   700       12,513
 DTE Energy Company..........................................   900       29,138
 Duke Power Company.......................................... 1,200       55,500
 Dun & Bradstreet Corporation................................ 1,000       23,750
 E. I. du Pont de Nemours and Company........................ 3,400      320,875
 Eastern Enterprises.........................................   100        3,538
 Eastman Chemical Company....................................   500       27,625
 Eastman Kodak Company....................................... 2,000      160,500
 Eaton Corporation...........................................   500       34,875
 Echlin, Incorporated........................................   400       12,650
 Echo Bay Mines Limited......................................   800        5,300
 Ecolab, Incorporated........................................   400       15,050
 Edison International........................................ 2,600       51,675
 EG&G, Incorporated..........................................   300        6,038
 Eli Lilly & Company......................................... 3,300      240,900
 EMC Corporation............................................. 1,400       46,375
 Emerson Electric Company.................................... 1,300      125,775
 Engelhard Corporation.......................................   900       17,213
 Enron Corporation........................................... 1,500       64,688
 ENSERCH Corporation.........................................   400        9,200
 Entergy Corporation......................................... 1,400       38,850
 Exxon Corporation........................................... 7,400      725,200
 Federal Express Corporation.................................   700       31,150
 Federal Home Loan Mortgage Corporation...................... 1,100      121,138
 Federal National Mortgage Association....................... 6,500      242,125
 Federated Department Stores, Incorporated................... 1,200       40,950
 Fifth Third Bancorp.........................................   600       37,688
 First Bank System, Incorporated.............................   800       54,600
 First Chicago NBD Corporation............................... 1,900      102,125
 First Data Corporation...................................... 2,700       98,550
 First Union Corporation..................................... 1,700      125,800
 Fleet Financial Group, Incorporated......................... 1,600       79,800
 Fleetwood Enterprises, Incorporated.........................   200        5,500
 Fleming Companies, Incorporated.............................   200        3,450
 Flour Corporation...........................................   500       31,375
 FMC Corporation.............................................   200       14,025
 Ford Motor Company.......................................... 7,100      226,313
 Foster Wheeler Corporation..................................   200        7,425
 FPL Group, Incorporated..................................... 1,100       50,600

   The accompanying notes are an integral part of these financial statements.

         MUTUAL OF AMERICA INSTITUTIONAL FUNDS, INC. (ALL AMERICA FUND)
               PORTFOLIO OF INVESTMENTS IN SECURITIES (CONTINUED)
                               DECEMBER 31, 1996

                                                              SHARES    VALUE
                                                              ------ -----------
INDEXED ASSETS PORTION (CONTINUED):
Common Stocks (Continued)
 Freeport-McMoRan Copper & Gold, Inc......................... 1,200  $    35,850
 Frontier Corp............................................... 1,100       24,888
 Fruit of the Loom, Incorporated.............................   500       18,938
 Gannett Company, Incorporated...............................   800       59,900
 Gap, Incorporated........................................... 1,700       51,213
 General Dynamics Corporation................................   400       28,200
 General Electric Company.................................... 9,800      968,913
 General Instrument Corporation..............................   800       17,300
 General Mills, Incorporated.................................   900       57,038
 General Motors Corporation.................................. 4,500      250,875
 General Re Corporation......................................   500       78,875
 General Signal Corporation..................................   300       12,825
 Genuine Parts Company.......................................   700       31,150
 Georgia Pacific Corporation.................................   500       36,000
 Giant Food, Incorporated....................................   400       13,800
 Giddings & Lewis, Incorporated..............................   200        2,575
 Gillette Company............................................ 2,700      209,925
 Golden West Financial Corporation...........................   300       18,938
 Goodrich (B.F.) Company.....................................   300       12,150
 Goodyear Tire & Rubber Company..............................   900       46,238
 GPU, Incorporated...........................................   700       23,538
 Grainger (W.W.), Incorporated...............................   300       24,075
 Great Atlantic & Pacific Tea Company, Incorp................   200        6,375
 Great Lakes Chemical Corporation............................   400       18,700
 Great Western Financial Corporation.........................   800       23,200
 Green Tree Financial Corporation............................   800       30,900
 GTE Corporation............................................. 5,700      259,350
 Guidant Corp................................................   400       22,800
 H&R Block, Incorporated.....................................   600       17,400
 Halliburton Company.........................................   700       42,175
 Harcourt General, Incorporated..............................   400       18,450
 Harnischfeger Industries, Incorporated......................   300       14,438
 Harrah's Entertainment, Incorporated........................   600       11,925
 Harris Corporation..........................................   200       13,725
 Hasbro, Incorporated........................................   500       19,438
 Heinz (H.J.) Company........................................ 2,200       78,650
 Helmerich & Payne, Incorporated.............................   100        5,213
 Hercules, Incorporated......................................   600       25,950
 Hershey Foods Corporation...................................   900       39,375
 Hewlett--Packard Company.................................... 6,100      306,525
 HFS, Incorporated...........................................   800       47,800
 Hilton Hotels Corporation................................... 1,500       39,188
 Home Depot, Incorporated.................................... 2,900      145,363
 Homestake Mining Company....................................   900       12,825
 Honeywell, Incorporated.....................................   800       52,600
 Household International, Incorporated.......................   600       55,350
 Houston Industries, Incorporated............................ 1,400       31,675
 Humana, Incorporated........................................ 1,000       19,125
 Illinois Tool Works, Incorporated...........................   700       55,913
 Inco, Limited............................................... 1,000       31,875
 Ingersoll-Rand Company......................................   700       31,150
 Inland Steel Industries, Incorporated.......................   300        6,000
 Intel Corporation........................................... 4,900      641,594
 Intergraph Corporation......................................   300        3,075
 International Business Machines Corp........................ 3,100      468,100
 International Flavors & Fragrances, Inc.....................   700       31,500
 International Paper Company................................. 1,800       72,675
 Interpublic Group of companies, Inc.........................   500       23,750
 ITT Corporation.............................................   700       30,363
 ITT Hartford Group, Incorporated............................   700       47,250
 ITT Industries..............................................   700       17,150
 J.P. Morgan & Company....................................... 1,100      107,388
 James River Corporation of Virginia.........................   500       16,563
 Jefferson-Pilot Corporation.................................   400       22,650

   The accompanying notes are an integral part of these financial statements.

         MUTUAL OF AMERICA INSTITUTIONAL FUNDS, INC. (ALL AMERICA FUND)
               PORTFOLIO OF INVESTMENTS IN SECURITIES (CONTINUED)
                               DECEMBER 31, 1996

                                                              SHARES    VALUE
                                                              ------ -----------
INDEXED ASSETS PORTION (CONTINUED):
Common Stocks (Continued)
 John H. Harland Company.....................................   200  $     6,600
 Johnson & Johnson........................................... 8,000      398,000
 Johnson Controls, Incorporated..............................   200       16,575
 Jostens, Incorporated.......................................   200        4,225
 Kaufman & Broad Home Corporation............................   200        2,575
 Kellogg Company............................................. 1,300       85,313
 Kerr-McGee Corporation......................................   300       21,600
 KeyCorp..................................................... 1,300       65,650
 Kimberly-Clark Corporation.................................. 1,700      161,925
 King World Productions Incorporated.........................   200        7,375
 Kmart Corporation........................................... 2,900       30,088
 Knight-Ridder Incorporated..................................   600       22,950
 Kroger Company..............................................   800       37,200
 Laidlaw Incorporated-Class B................................ 1,900       21,850
 Limited Incorporated........................................ 1,600       29,400
 Lincoln National Corporation................................   600       31,500
 Liz Claiborne Incorporated..................................   400       15,450
 Lockheed Martin Corporation................................. 1,200      109,800
 Loews Corporation...........................................   700       65,975
 Longs Drug Stores Incorporated..............................   100        4,913
 Louisiana-Pacific Corporation...............................   700       14,788
 Lousiana Land & Exploration Company.........................   200       10,725
 Lowe's Companies............................................ 1,000       35,500
 LSI Logic Corporation.......................................   800       21,400
 Lucent Technologies, Incorporated........................... 3,800      175,750
 Mallinckrodt Inc............................................   400       17,650
 Manor Care, Incorporated....................................   400       10,800
 Marriott International, Incorporated........................   800       44,200
 Marsh & McLennan Companies, Inc.............................   400       41,600
 Masco Corporation........................................... 1,000       36,000
 Mattel, Incorporated........................................ 1,600       44,400
 May Department Stores Company............................... 1,500       70,125
 Maytag Corporation..........................................   600       11,850
 MBIA Inc....................................................   300       30,375
 MBNA Corporation............................................ 1,300       53,950
 McDermott International, Incorporated.......................   300        4,988
 McDonald's Corporation...................................... 4,200      190,050
 McDonnell Douglas Corporation............................... 1,300       83,200
 McGraw-Hill Companies, Incorporated.........................   600       27,675
 MCI Communications Corporation.............................. 4,100      134,019
 Mead Corporation............................................   300       17,438
 Medtronic, Incorporated..................................... 1,400       95,200
 Mellon Bank Corporation.....................................   800       56,800
 Melville Corporation........................................   600       24,825
 Mercantile Stores Company, Incorporated.....................   200        9,875
 Merck & Company Incorporated................................ 7,200      570,600
 Meredith Corporation........................................   200       10,550
 Merrill Lynch & Company, Incorporated....................... 1,000       81,500
 MGIC Investment Corporation.................................   400       30,400
 Micron Technology, Incorporated............................. 1,200       34,950
 Microsoft Corporation....................................... 7,100      586,638
 Millipore Corporation.......................................   300       12,413
 Minnesota Mining and Manufacturing Company.................. 2,500      207,188
 Mobil Corporation........................................... 2,400      293,400
 Monsanto Company............................................ 3,500      136,063
 Moore Corporation Limited...................................   600       12,225
 Morgan Stanley Group, Incorporated..........................   900       51,413
 Morton International, Incorporated..........................   900       36,675
 Motorola, Incorporated...................................... 3,500      214,813
 NACCO Industries, Incorporated..............................   100        5,350
 Nalco Chemical Company......................................   400       14,450
 National City Corporation................................... 1,300       58,338
 National Semiconductor Corporation..........................   800       19,500
 National Service Industries.................................   300       11,213

   The accompanying notes are an integral part of these financial statements.

         MUTUAL OF AMERICA INSTITUTIONAL FUNDS, INC. (ALL AMERICA FUND)
               PORTFOLIO OF INVESTMENTS IN SECURITIES (CONTINUED)
                               DECEMBER 31, 1996

                                                              SHARES    VALUE
                                                              ------ -----------
INDEXED ASSETS PORTION (CONTINUED):
Common Stocks (Continued)
 NationsBank Corporation..................................... 1,700  $   166,175
 Navistar International Corporation..........................   400        3,650
 New York Times Company......................................   600       22,800
 Newell Company..............................................   900       28,350
 Newmont Mining Corporation..................................   600       26,850
 Niagara Mohawk Power Corporation............................   900        8,888
 NICOR, Incorporated.........................................   300       10,725
 Nike, Incorporated.......................................... 1,600       95,600
 NorAm Energy Corporation....................................   800       12,300
 Nordstrom, Incorporated.....................................   500       17,719
 Norfolk Southern Corporation................................   700       61,250
 Northern States Power Company...............................   400       18,350
 Northern Telecom Limited.................................... 1,500       92,813
 Northrop Grumman Corporation................................   300       24,825
 Norwest Corporation......................................... 2,200       95,700
 Novell, Incorporated........................................ 2,100       19,884
 Nucor Corporation...........................................   500       25,500
 NYNEX Corporation........................................... 2,600      125,125
 Occidental Petroleum Corporation............................ 2,000       46,750
 Ohio Edison Company.........................................   900       20,475
 ONEOK Incorporated..........................................   200        6,000
 Oracle Corporation.......................................... 3,900      162,825
 Oryx Energy Company.........................................   600       14,850
 Owens Corning...............................................   300       12,788
 P P & L Resources, Incorporated............................. 1,000       23,000
 PACCAR Incorporated.........................................   200       13,600
 Pacific Enterprises.........................................   500       15,188
 Pacific Gas and Electric Company............................ 2,500       52,500
 Pacific Telesis Group....................................... 2,600       95,550
 PacifiCorp.................................................. 1,800       36,900
 Pall Corporation............................................   700       17,850
 Pan Energy Corporation......................................   900       40,500
 Parker-Hannifin Corporation.................................   400       15,500
 Peco Energy Company......................................... 1,300       32,825
 Penny (J.C.) Corporation.................................... 1,400       68,250
 Pennzoil Corporation........................................   300       16,950
 Peoples Energy Corportation.................................   200        6,775
 Pep Boys-Manny Moe & Jack...................................   400       12,300
 Pepsico Incorporated........................................ 9,300      272,025
 Perkin-Elmer Corporation....................................   300       17,663
 Pfizer Incorporated......................................... 3,900      323,213
 Pharmacia & Upjohn Incorporated............................. 3,000      118,875
 Phelps Dodge Corporation....................................   400       27,000
 Philip Morris Companies, Incorporated....................... 4,900      551,863
 Phillips Petroleum Corporation.............................. 1,600       70,800
 Pioneer Hi-Bred International Incorporated..................   500       35,000
 Pitney Bowes Incorporated...................................   900       49,050
 Placer Dome Incorporated.................................... 1,400       30,450
 PNC Bank Corporation........................................ 2,000       75,250
 Polaroid Corporation........................................   300       13,050
 Potlatch Corporation........................................   200        8,600
 PPG Industries, Incorporated................................ 1,100       61,738
 Praxair Incorporated........................................   900       41,513
 Price/Costco Incorporated................................... 1,200       30,150
 Procter & Gamble Corporation................................ 4,100      440,750
 Providian Corporation.......................................   600       30,825
 Public Service Enterprise Group............................. 1,400       38,150
 Pulte Corporation...........................................   100        3,075
 Quaker Oats Company.........................................   800       30,500
 Ralston-Ralston Purina Group................................   600       44,025
 Raychem Corporation.........................................   300       24,038
 Raytheon Company............................................ 1,400       67,375
 Reebok International Limited................................   300       12,600
 Republic New York Corporation...............................   300       24,488

   The accompanying notes are an integral part of these financial statements.

         MUTUAL OF AMERICA INSTITUTIONAL FUNDS, INC. (ALL AMERICA FUND)
               PORTFOLIO OF INVESTMENTS IN SECURITIES (CONTINUED)
                               DECEMBER 31, 1996

                                                              SHARES    VALUE
                                                              ------ -----------
INDEXED ASSETS PORTION (CONTINUED):
Common Stocks (Continued)
 Reynolds Metals Company.....................................   400  $    22,550
 Rite Aid Corporation........................................   700       27,825
 Rockwell International Corporation.......................... 1,300       79,138
 Rohm & Haas Company.........................................   400       32,650
 Rowan Companies Incorporated................................   500       11,313
 Royal Dutch Petroleum-New York Shares....................... 3,200      546,400
 Rubbermaid Incorporated.....................................   900       20,475
 Russell Corporation.........................................   200        5,950
 Ryder System, Incorporated..................................   500       14,063
 Safeco Corporation..........................................   800       31,550
 Safety-Kleen Corporation....................................   300        4,913
 Salomon Incorporated........................................   700       32,988
 Santa Fe Energy Resources...................................   500        6,938
 Santa Fe Pacific Gold Corporation...........................   800       12,300
 Sara Lee Corporation........................................ 2,900      108,025
 SBC Communications, Incorporated............................ 3,600      186,300
 Schering-Plough Corporation................................. 2,200      142,450
 Schlumberger Limited........................................ 1,500      149,813
 Scientific-Atlanta Incorporated.............................   500        7,500
 Seagate Technology, Incorporated............................ 1,400       55,300
 Seagram Company Limited..................................... 2,200       85,250
 Sears Roebuck & Company..................................... 2,300      106,088
 Service Corporation International........................... 1,400       39,200
 Shared Medical Systems Corporation..........................   100        4,925
 Sherwin-Williams Company....................................   500       28,000
 Sigma-Aldrich...............................................   300       18,731
 Silicon Graphics Incorporated............................... 1,000       25,500
 Snap-On Incorporated........................................   400       14,250
 Sonat Incorporated..........................................   500       25,750
 Southern Company............................................ 4,000       90,500
 Southwest Airlines..........................................   900       19,913
 Springs Industries Incorporated-Class A.....................   100        4,300
 Sprint Corporation.......................................... 2,600      103,675
 St. Jude Medical Incorporated...............................   500       21,313
 St. Paul Companies..........................................   500       29,313
 Stanley Works...............................................   500       13,500
 Stone Container Corporation.................................   600        8,925
 Stride Rite Corporation.....................................   300        3,000
 Sun Company Incorporated....................................   400        9,750
 Sun Microsystems, Incorporated.............................. 2,200       56,513
 Suntrust Banks Incorporated................................. 1,300       64,025
 Supervalu Incorporated......................................   400       11,350
 Sysco Corporation........................................... 1,100       35,888
 Tandem Computers Incorporated...............................   700        9,625
 Tandy Corporation...........................................   300       13,200
 Tektronix Incorporated......................................   200       10,250
 Tele-Communications Incorporated............................ 4,000       52,250
 Tellabs, Incorporated....................................... 1,100       41,388
 Temple-Inland Incorporated..................................   300       16,238
 Tenet Healthcare Corporation................................ 1,300       28,438
 Tenneco Inc................................................. 2,000       90,250
 Texaco Incorporated......................................... 1,600      157,000
 Texas Instruments Incorporated.............................. 1,100       70,125
 Texas Utilities Company..................................... 1,300       52,975
 Textron Incorporated........................................   500       47,125
 Thermo Electron Corp........................................ 1,000       41,250
 Thomas & Betts Corporation..................................   300       13,313
 Time Warner Incorporated.................................... 3,400      127,500
 Times Mirror Company-Class A................................   600       29,850
 Timken Company..............................................   200        9,175
 TJX Companies, Incorporated.................................   500       23,688
 Torchmark Corporation.......................................   400       20,200
 Toys "R" Us Incorporated.................................... 1,600       48,000
 Transamerica Corporation....................................   400       31,600

   The accompanying notes are an integral part of these financial statements.

         MUTUAL OF AMERICA INSTITUTIONAL FUNDS, INC. (ALL AMERICA FUND)
               PORTFOLIO OF INVESTMENTS IN SECURITIES (CONTINUED)
                               DECEMBER 31, 1996

                                                             SHARES    VALUE
                                                             ------ -----------
INDEXED ASSETS PORTION (CONTINUED):
Common Stocks (Continued)
 Travelers Group Incorporated...............................  3,800 $   172,425
 Tribune Company............................................    400      31,550
 Trinova Corporation........................................    200       7,275
 TRW Incorporated...........................................    800      39,600
 Tupperware Corporation.....................................    400      21,450
 Tyco International Limited.................................    900      47,588
 Unicom Corporation.........................................  1,300      35,263
 Unilever NV................................................  1,000     175,250
 Union Camp Corporation.....................................    400      19,100
 Union Carbide Corp. Holding Company........................    800      32,700
 Union Electric Company.....................................    600      23,100
 Union Pacific Corporation..................................  1,500      90,188
 Union Pacific Resources Group, Inc.........................  1,500      43,875
 Unisys Corporation.........................................  1,000       6,750
 United Healthcare Corporation..............................  1,100      49,500
 United Technologies Corporation............................  1,400      92,400
 Unocal Corporation.........................................  1,500      60,938
 UNUM Corporation...........................................    400      28,900
 US Bancorp.................................................    900      40,444
 US Surgical Corporation....................................    400      15,750
 US West Communications Group...............................  2,900      93,525
 US West Media Group........................................  3,700      68,450
 USAir Group................................................    400       9,350
 USF&G Corporation..........................................    700      14,613
 USLIFE Corporation.........................................    200       6,650
 UST Incorporated...........................................  1,100      35,613
 USX-Marathon Group.........................................  1,700      40,588
 USX-U.S. Steel Group Incorporated..........................    500      15,688
 VF Corporation.............................................    400      27,000
 Viacom Incorporated--Class B...............................  2,100      72,450
 W.R. Grace & Company.......................................    500      25,875
 Wachovia Corporation.......................................  1,000      56,500
 Wal-Mart Stores Incorporated............................... 13,700     313,388
 Walgreen Corporation.......................................  1,500      60,000
 Walt Disney Company........................................  4,100     285,463
 Warner-Lambert Company.....................................  1,600     120,000
 Wells Fargo & Company......................................    600     161,850
 Wendy's International Incorporated.........................    800      16,400
 Western Atlas Incorporated.................................    300      21,263
 Westinghouse Electric Corporation..........................  2,500      49,688
 Westvaco Corporation.......................................    600      17,250
 Weyerhaeuser Company.......................................  1,200      56,850
 Whirlpool Corporation......................................    400      18,650
 Whitman Corporation........................................    600      13,725
 Willamette Industries......................................    300      20,850
 Williams Companies Incorporated............................    900      33,750
 Winn-Dixie Stores Incorporated.............................    900      28,463
 WMX Technologies Incorporated..............................  2,900      94,613
 Woolworth Corporation......................................    800      17,500
 WorldCom Incorporated......................................  2,400      62,550
 Worthington Industries.....................................    500       9,063
 Wrigley (WM) Jr. Company...................................    700      39,375
 Xerox Corporation..........................................  1,900      99,988
                                                                    -----------
Total Indexed Assets Portion--Common Stocks (Cost: $29,886,821)
 61.0%.............................................................  33,741,297
                                                                    -----------

   The accompanying notes are an integral part of these financial statements.

         MUTUAL OF AMERICA INSTITUTIONAL FUNDS, INC. (ALL AMERICA FUND)
               PORTFOLIO OF INVESTMENTS IN SECURITIES (CONTINUED)
                               DECEMBER 31, 1996

                                                             FACE
                                             RATE  MATURITY AMOUNT     VALUE
                                             ----  -------- ------- -----------
INDEXED ASSETS PORTION (CONTINUED):
Short-Term Debt Securities:
U.S. Treasuries/Agencies (0.2%)
 U.S. Treasury Bills........................ 5.00% 1/30/97  $50,000 $    49,801
 Federal Farm Credit........................ 5.50  1/22/97   40,000      39,871
                                                                    -----------
                                                                         89,672
                                                                    -----------
Total Indexed Assets Short-Term Debt Securities (Cost: $89,672)
 0.2%.............................................................       89,672
                                                                    -----------
Total Indexed Assets Portion (Cost: $29,976,493) 61.2%............   33,830,969
                                                                    -----------

   The accompanying notes are an integral part of these financial statements.

         MUTUAL OF AMERICA INSTITUTIONAL FUNDS, INC. (ALL AMERICA FUND)
               PORTFOLIO OF INVESTMENTS IN SECURITIES (CONTINUED)
                               DECEMBER 31, 1996

                                                              SHARES    VALUE
                                                              ------ -----------
ACTIVE PORTION:
Common Stocks
Basic Materials (0.9%)
 Delta & Pine Land Company................................... 11,700 $   374,400
 Millennium Chemicals, Incorporated*.........................  5,400      95,850
 Titanium Metals Corporation*................................  1,000      32,875
                                                                     -----------
                                                                         503,125
                                                                     -----------
Consumer, Cyclical (9.2%)
 American Greetings Corporation..............................  5,700     161,735
 Atlas Air, Incorporated*....................................    700      33,425
 Borg-Warner Automotive, Incorporated........................  6,500     250,250
 Brunswick Corporation.......................................  5,600     134,400
 Callaway Golf Company....................................... 15,000     431,250
 Cinar Films, Incorporated*..................................  2,700      70,200
 Compucom Systems, Incorporated*.............................  1,600      17,200
 CrosContinent Auto Retailers, Inc*..........................  1,600      33,400
 Designer Holdings Limited*..................................  1,400      22,575
 Eastman Kodak Company.......................................  2,000     160,500
 Fine Host Corporation*......................................  1,600      30,800
 Finlay Enterprises, Incorporated*...........................  6,700     103,850
 First Alert, Incorporated*..................................  8,200      27,675
 G & K Services, Incorporated-Class A........................  1,800      67,950
 Gannett Company, Incorporated...............................  1,800     134,775
 Golden Bear Golf, Incorporated*.............................  5,000      56,250
 Gucci Group N V-New York Shares.............................    500      31,938
 H&R Block, Incorporated.....................................  3,900     113,100
 Harold's Stores, Incorporated*..............................  3,000      43,125
 Jones Apparel Group, Incorporated*..........................  1,800      67,275
 Landrys Seafood Restaurants Inc*............................  4,000      85,500
 Loewen Group, Incorporated..................................  1,800      70,425
 Lone Star Steakhouse & Saloon*..............................  3,400      90,950
 May Department Stores Company...............................  2,400     112,200
 Midwest Express Holdings, Incorporated*.....................  4,700     169,200
 Nautica Enterprises, Incorporated*..........................  1,000      25,250
 Norton McNaughton, Incorporated*............................  7,500      63,750
 OfficeMax, Incorporated*....................................  3,200      34,000
 Petsmart, Incorporated*.....................................    900      19,688
 Ryder System, Incorporated..................................  4,300     120,938
 St. John Knits, Incorporated................................ 13,300     578,550
 Stage Stores Inc.*..........................................  1,200      21,900
 The Men's Wearhouse, Inc.*..................................  1,500      36,750
 The Sports Authority, Incorporated*.........................  3,800      82,650
 Tiffany & Company........................................... 17,600     644,600
 TJX Companies, Incorporated.................................    800      37,900
 Toll Brothers, Incorporated*................................  7,700     150,150
 Tommy Hilfiger Corporation*.................................    500      24,000
 Tower Automotive, Incorporated*............................. 10,400     325,000
 Unitog Company..............................................  6,800     185,300
 West Marine Inc.............................................  1,500      42,375
 Whirlpool Corporation.......................................  2,100      97,913
 Xerox Corporation...........................................  1,900      99,988
                                                                     -----------
                                                                       5,110,650
                                                                     -----------
Consumer, Non-Cyclical (4.0%)
 Access Health, Incorporated*................................  1,000      44,750
 American Stores Company.....................................  4,900     200,283
 Biochem Pharma, Incorporated*...............................  1,000      50,250
 CompDent Corporation*.......................................  1,600      56,400
 ConAgra, Incorporated.......................................  3,200     159,200
 CONMED Corporation*.........................................  5,300     108,650
 ESC Medical Systems Limited*................................  2,000      51,000
 Heartport, Incorporated*....................................  1,500      34,313
 Hologic, Incorporated*......................................  3,600      89,100
 Intercardia, Incorporated*..................................    500      10,750
 Kimberly-Clark Corporation..................................  1,400     133,350

   The accompanying notes are an integral part of these financial statements.

         MUTUAL OF AMERICA INSTITUTIONAL FUNDS, INC. (ALL AMERICA FUND)
               PORTFOLIO OF INVESTMENTS IN SECURITIES (CONTINUED)
                               DECEMBER 31, 1996

                                                              SHARES    VALUE
                                                              ------ -----------
ACTIVE PORTION (CONTINUED):
Common Stocks (Continued)
Consumer, Non-Cyclical (Continued)
 Lincare Holdings, Incorporated*.............................  1,300 $    53,300
 Mentor Corporation..........................................  2,100      61,950
 Novartis AG-ADR*............................................  2,240     127,864
 Pharmacia & Upjohn Incorporated*............................  4,300     170,388
 Philip Morris Companies, Incorporated.......................  1,700     191,463
 PhyCor, Incorporated*.......................................  1,500      42,563
 Physician Sales & Service, Incorporated*....................  2,900      41,688
 Serologicals Corporation*...................................  1,700      60,138
 Sola International, Inc.*...................................  9,800     372,400
 Steris Corporation*.........................................  2,000      87,000
 Target Therapeutics, Incorporated*..........................  1,300      54,600
                                                                     -----------
                                                                       2,201,400
                                                                     -----------
Energy (1.7%)
 Kerr-McGee Corporation......................................  1,900     136,800
 Mobil Corporation...........................................  1,000     122,250
 Oceaneering International, Incorporated*.................... 11,600     184,150
 Repsol SA...................................................  5,000     190,625
 Royal Dutch Petroleum-New York Shares.......................    800     136,600
 Union Pacific Resources Group, Inc..........................  1,947      56,950
 USX-Marathon Group..........................................  5,600     133,700
                                                                     -----------
                                                                         961,075
                                                                     -----------
Financial (3.8%)
 Ahmanson (H.F.) & Company...................................  4,700     152,750
 American International Group, Incorporated*.................  2,500     270,625
 Aon Corporation.............................................  1,400      86,975
 Citicorp....................................................  4,100     422,300
 Fleet Financial Group, Incorporated.........................  2,900     144,638
 Keystone Financial, Incorporated*...........................  6,750     168,750
 Loews Corporation...........................................  1,500     141,375
 NationsBank Corporation.....................................  2,300     224,825
 Providian Corporation.......................................  2,700     138,712
 Summit Bancorp..............................................  6,000     262,500
 The Money Store, Incorporated...............................  4,000     110,500
                                                                     -----------
                                                                       2,123,950
                                                                     -----------
Industrial (5.5%)
 AGCO Corporation............................................  5,300     151,713
 Applied Materials, Incorporated*............................  4,100     147,344
 Burlington Northern Santa Fe................................  1,400     120,925
 Checkfree Corporation*......................................  6,300     107,888
 Coach USA, Incorporated*....................................  6,400     185,600
 Crown Cork & Seal Company, Incorporated.....................  2,600     141,375
 Cymer, Incorporated*........................................  2,000      96,250
 Employee Solutions Inc*.....................................  3,000      61,500
 Factset Research Systems, Incorporated*.....................  2,021      42,449
 First Data Corporation......................................  7,800     284,700
 Foster Wheeler Corporation..................................  3,600     133,650
 Greenfield Industries, Incorporated.........................  3,800     116,375
 Hardinge, Incorporated......................................  6,300     167,736
 Leasing Solutions Inc*......................................  3,000      77,250
 Masco Corporation...........................................  4,500     162,000
 Metromail Corporation*......................................  1,200      21,900
 National Data Corporation...................................    700      30,450
 Parker-Hannifin Corporation.................................  2,900     112,375
 PMT Services, Incorporated*.................................  1,200      21,000
 Quick Response Services, Incorporated*......................  1,800      51,300
 Quintiles Transnational Corporation*........................    700      46,375
 RailTex, Incorporated*......................................  3,900      98,475
 Rural/Metro Corporation*....................................  1,300      46,800
 Sealed Air Corporation*.....................................  1,200      49,950
 Union Pacific Corporation...................................  2,300     138,288

   The accompanying notes are an integral part of these financial statements.

         MUTUAL OF AMERICA INSTITUTIONAL FUNDS, INC. (ALL AMERICA FUND)
               PORTFOLIO OF INVESTMENTS IN SECURITIES (CONTINUED)
                               DECEMBER 31, 1996

                                                              SHARES    VALUE
                                                              ------ -----------
ACTIVE PORTION (CONTINUED):
Common Stocks (Continued)
Industrial (Continued)
 Uniphase Corp*..............................................  1,000 $    52,500
 United Waste Systems, Incorporated*.........................  3,000     103,125
 USA Waste Services, Incorporated*...........................  3,800     121,125
 Waters Corporation*.........................................  1,000      30,375
 Whittman--Hart Incorporated*................................  2,800      71,750
 Wyman-Gordon Company*.......................................  1,000      22,250
                                                                     -----------
                                                                       3,014,793
                                                                     -----------
Technology (12.6%)
 3Com Corporation*........................................... 11,900     873,156
 Adaptec, Incorporated.......................................  1,800      72,000
 Ascend Communications, Incorporated*........................  1,400      86,975
 Atmel Corporation*..........................................  8,500     281,563
 Auspex Systems, Incorporated*...............................  1,500      17,438
 Bay Networks, Incorporated*.................................  8,700     181,613
 Cascade Communications Corporation..........................  1,000      55,125
 CBT Group PLC*..............................................  1,500      81,375
 Cellpro, Incorporated*......................................  3,100      38,750
 Checkpoint Systems, Incorporated*...........................  2,000      49,500
 Cisco Systems, Incorporated*................................ 12,200     776,225
 Citrix Systems, Incorporated*...............................  1,400      54,688
 Clintrials Research, Incorporated*..........................    900      20,475
 Compaq Computer Corporation*................................  5,200     386,100
 Compuware Corporation*......................................  1,700      85,213
 Curative Health Services Inc*...............................  2,200      60,913
 DSP Communications Inc*.....................................  3,900      75,563
 Electronics For Imaging*....................................  1,200      98,700
 Glenayre Technologies, Incorporated*........................  1,800      38,813
 Greenwich Air Services, Incorporated*.......................  2,100      46,725
 Incyte Pharmaceuticals, Incorporated*.......................  1,500      77,250
 Infinity Financial Technology*..............................  1,500      25,875
 Information Management Resources*...........................  1,700      35,913
 Informix Corporation*.......................................  2,000      40,750
 Inso Corporation*...........................................    400      15,900
 Integrated Systems Inc*.....................................  2,000      52,000
 Intel Corporation*..........................................  5,200     680,875
 International Business Machines Corp........................  1,400     211,400
 Learning Company, Incorporated*.............................  3,000      43,125
 Linear Technology Corporation...............................  5,500     241,313
 Logicon Inc.................................................  2,000      73,000
 Maxim Integrated Products, Incorporated*....................  5,300     229,225
 Medic Computer Systems, Incorporated*.......................  2,500     100,781
 Minnesota Mining and Manufacturing Company..................  1,900     157,463
 Motorola, Incorporated......................................  2,800     171,850
 Network Appliance, Incorporated*............................    600      30,525
 Parametric Technology*......................................  2,600     133,575
 Picturetel Corp.*...........................................  3,000      78,000
 Raster Graphics, Incorporated*..............................  6,100      72,438
 Raytheon Company*...........................................  2,400     115,500
 S3 Incorporated*............................................  2,000      32,500
 Structural Dynamics Research Corporation*...................  4,000      80,000
 Sun Microsystems, Incorporated.............................. 15,800     405,863
 Systemsoft Corporation*.....................................  2,000      29,750
 Tellabs, Incorporated*......................................  3,600     135,450
 U.S. Robotics Corporation*..................................  2,000     144,000
 VideoServer, Incorporated*..................................  2,400     102,000
 Xilinx, Incorporated*.......................................  1,400      51,538
                                                                     -----------
                                                                       6,948,769
                                                                     -----------
Utilities (1.0%)
 British Telecommunications*.................................    900      61,763
 Edison International........................................  3,500      69,562
 LCI International, Incorporated*............................  1,800      38,700

   The accompanying notes are an integral part of these financial statements.

         MUTUAL OF AMERICA INSTITUTIONAL FUNDS, INC. (ALL AMERICA FUND)
               PORTFOLIO OF INVESTMENTS IN SECURITIES (CONTINUED)
                               DECEMBER 31, 1996

                                                             SHARES    VALUE
                                                             ------ -----------
ACTIVE PORTION (CONTINUED):
Common Stocks (Continued)
Utilities (Continued)
 MCI Communications Corporation............................. 4,400  $   143,825
 Pacific Gas and Electric Company........................... 2,800       58,800
 SBC Communications, Incorporated........................... 2,400      124,200
 Tele Danmark A/S........................................... 1,900       51,775
                                                                    -----------
                                                                        548,625
                                                                    -----------
Total Active Portion--Common Stocks (Cost: $19,747,093)
 38.7%......................................................         21,412,387
                                                                    -----------

-------
* Non-income producing security.

                                                             FACE
                                             RATE  MATURITY AMOUNT     VALUE
                                             ----  -------- ------- -----------
Short-Term Debt Securities
U.S. Treasuries/Agencies (0.1%)
 U.S. Treasury Bills........................ 5.17% 2/13/97  $10,000 $     9,938
 Federal Farm Credit........................ 5.50  1/22/97   45,000      44,856
                                                                    -----------
                                                                         54,794
                                                                    -----------
Total Active Portion Short-Term Debt Securities (Cost: $54,794)
 0.1%.............................................................       54,794
                                                                    -----------
Total Active Portion (Cost: $19,801,887) 38.8%....................   21,467,181
                                                                    -----------
Total Investments (Cost: $49,778,380) (100.0%)....................  $55,298,150
                                                                    ===========

   The accompanying notes are an integral part of these financial statements.

            MUTUAL OF AMERICA INSTITUTIONAL FUNDS, INC. (BOND FUND)
                     PORTFOLIO OF INVESTMENTS IN SECURITIES
                               DECEMBER 31, 1996

                                                             FACE
                                           RATE  MATURITY   AMOUNT      VALUE
                                           ----  -------- ---------- -----------
LONG-TERM DEBT SECURITIES:
U.S. Treasuries/Agencies (74.4%)
 U.S. Treasury Note....................... 8.00%  3/31/01 $3,500,000 $ 3,523,520
 U.S. Treasury Note....................... 6.25   2/15/03  3,500,000   3,495,625
 U.S. Treasury Note....................... 6.50   5/15/05  4,000,000   4,026,880
 U.S. Treasury Note....................... 7.13   2/15/23  2,000,000   2,088,120
 U.S. Treasury Note....................... 6.75   8/15/26    500,000     503,750
 Federal Home Loan Mortgage Corp. ........ 8.00   7/15/06    476,505     488,713
 Federal Home Loan Mortgage Corp. ........ 7.50   5/15/18    400,000     407,000
 Federal National Mtge Corp. ............. 7.75  10/25/18    867,462     877,758
                                                                     -----------
                                                                      15,411,366
                                                                     -----------
Industrial (2.3%)
 Costco Wholesale Corp. .................. 5.75   5/15/02    500,000     485,000
                                                                     -----------
Utilities (2.5%)
 Oklahoma Gas & Electric Co. ............. 8.88   12/1/20    500,000     511,460
                                                                     -----------
Total Long-Term Debt Securities (Cost: $16,153,331) (79.2%)........   16,407,826
                                                                     -----------
SHORT-TERM DEBT SECURITIES:
U.S. Treasuries/Agencies (17.1%)
 U.S. Treasury Note....................... 5.50   9/30/97  3,500,000   3,499,440
 Federal Farm Credit...................... 5.50   1/22/97     45,000      44,856
                                                                     -----------
                                                                       3,544,296
                                                                     -----------
Commercial Paper (3.7%)
 Ford Motor Credit Corp. ................. 5.38    1/2/97    210,000     209,969
 General Electric Capital Corp. .......... 5.42    1/3/97    387,000     386,883
 Interstate Power Corp. .................. 5.33   1/14/97    159,000     158,695
                                                                     -----------
                                                                         755,547
                                                                     -----------
Total Short-Term Debt Securities (Cost: $4,292,016) (20.8%)........    4,299,843
                                                                     -----------
Total Investments (Cost: $20,445,347) 100.0%.......................  $20,707,669
                                                                     ===========

   The accompanying notes are an integral part of these financial statements.

                  MUTUAL OF AMERICA INSTITUTIONAL FUNDS, INC.
                      STATEMENT OF ASSETS AND LIABILITIES
                            AS OF DECEMBER 31, 1996

                                                        ALL AMERICA    BOND
                                                           FUND        FUND
                                                        ----------- -----------
Assets:
Investments at market value
  (Cost:
   All America Fund $49,778,380;
   Bond Fund $20,445,347).............................. $55,298,150 $20,707,669
Cash...................................................     310,618         927
Interest and dividends receivable......................      78,779     307,936
Receivable for securities sold.........................       6,194         --
                                                        ----------- -----------
Total Assets...........................................  55,693,741  21,016,532
Payable for securities purchased.......................     180,900         --
Accrued expenses.......................................         150          10
                                                        ----------- -----------
Net Assets............................................. $55,512,691 $21,016,522
                                                        =========== ===========
Shares Outstanding.....................................   5,057,069   2,074,219
                                                        =========== ===========
Net Asset Value Per Share..............................      $10.98      $10.13
                                                        =========== ===========

   The accompanying notes are an integral part of these financial statements.

                  MUTUAL OF AMERICA INSTITUTIONAL FUNDS, INC.
                            STATEMENT OF OPERATIONS
         MAY 1, 1996 (COMMENCEMENT OF OPERATIONS) TO DECEMBER 31, 1996

                                                       ALL AMERICA     BOND
                                                          FUND         FUND
                                                       -----------  ----------
Investment Income: (Note 1)
  Dividends..........................................  $  609,125   $      --
  Interest...........................................      10,303      858,702
                                                       ----------   ----------
Total Investment Income..............................     619,428      858,702
                                                       ----------   ----------
Expenses: (Note 2)
  Investment management fees.........................     171,293       60,994
  Directors' (independent) fees and expenses.........      18,703       18,702
  Custodian expenses.................................      32,400        3,600
  Accounting expenses................................      13,200       13,200
  Professional fees..................................      20,250        6,750
  Registration fees..................................      17,280        6,720
  Other..............................................      26,518       12,268
                                                       ----------   ----------
Total Expenses before reimbursement..................     299,644      122,234
Expense reimbursement................................      (8,453)     (27,354)
                                                       ----------   ----------
Net Expenses.........................................     291,191       94,880
                                                       ----------   ----------
Net Investment Income................................     328,237      763,822
                                                       ----------   ----------
Net Realized and Unrealized Gain (Loss) on Invest-
 ments (Note 1):
Net realized gain (loss) on investments:
  Net proceeds from sale.............................   9,165,543    1,601,487
  Cost of securities sold............................   9,613,305    1,610,182
                                                       ----------   ----------
Net realized gain (loss).............................    (447,762)      (8,695)
Realized gain (loss) on short-term securities........        (192)         (71)
                                                       ----------   ----------
Net realized gain (loss) on investments..............    (447,954)      (8,766)
Net unrealized appreciation on investments...........   5,519,770      262,322
                                                       ----------   ----------
Net Realized and Unrealized Gain (Loss) on Invest-
 ments...............................................   5,071,816      253,556
                                                       ----------   ----------
Net Increase In Net Assets Resulting From Operations.  $5,400,053   $1,017,378
                                                       ==========   ==========

   The accompanying notes are an integral part of these financial statements.

                  MUTUAL OF AMERICA INSTITUTIONAL FUNDS, INC.
                       STATEMENT OF CHANGES IN NET ASSETS
         MAY 1, 1996 (COMMENCEMENT OF OPERATIONS) TO DECEMBER 31, 1996

                                                       ALL AMERICA     BOND
                                                          FUND         FUND
                                                       -----------  -----------
From Operations:
  Net investment income..............................  $   328,237  $   763,822
  Net realized gain (loss) on investments............     (447,954)      (8,766)
  Net unrealized appreciation on investments.........    5,519,770      262,322
                                                       -----------  -----------
Net Increase in Net Assets Resulting From Operations.    5,400,053    1,017,378
                                                       -----------  -----------
Dividend Distributions:
  From net investment income.........................     (325,235)    (758,821)
                                                       -----------  -----------
Capital Share Transactions (Note 4):
  Net proceeds from sale of shares...................   50,137,638   20,123,533
  Dividend reinvestments.............................      325,235      758,821
  Cost of shares redeemed............................      (25,000)    (124,389)
                                                       -----------  -----------
Net Increase in Net Assets From Capital Share Trans-
 actions.............................................   50,437,873   20,757,965
                                                       -----------  -----------
Net Increase in Net Assets...........................  $55,512,691  $21,016,522
Net Assets, Beginning of Period......................          --           --
                                                       -----------  -----------
Net Assets, End of Period............................  $55,512,691  $21,016,522
                                                       ===========  ===========
Components of Net Assets:
  Paid-in capital....................................  $50,437,873  $20,757,965
  Accumulated undistributed net realized gain (loss)
   on investments....................................     (447,954)      (8,766)
  Accumulated undistributed net investment income....        3,002        5,001
  Unrealized appreciation (depreciation) on invest-
   ments.............................................    5,519,770      262,322
                                                       -----------  -----------
Net Assets, End of Period............................  $55,512,691  $21,016,522
                                                       ===========  ===========

   The accompanying notes are an integral part of these financial statements.

                  MUTUAL OF AMERICA INSTITUTIONAL FUNDS, INC.
                              FINANCIAL HIGHLIGHTS
  FOR THE PERIOD MAY 1, 1996 (COMMENCEMENT OF OPERATIONS) TO DECEMBER 31, 1996

                                                            ALL AMERICA  BOND
                                                               FUND      FUND
                                                            ----------- ------
Net Asset Value, Beginning of Period.......................   $10.00    $10.01
                                                              ------    ------
Income from investment operations:
  Net investment income....................................      .06       .38
  Net gains or losses on securities (realized and
   unrealized).............................................      .98       .12
                                                              ------    ------
Total from Investment Operations...........................     1.04       .50
                                                              ------    ------
Less dividend distributions:
  From net investment income...............................     (.06)     (.38)
  From capital gains.......................................      --        --
                                                              ------    ------
Total Distributions........................................     (.06)     (.38)
                                                              ------    ------
Net Asset Value, End of Period.............................   $10.98    $10.13
                                                              ======    ======
Total return (%) (a) (b)...................................     10.4       5.0
Net assets, end of period ($ millions).....................     55.5      21.0
Ratio of net investment income to average net assets (%)...      .95      5.63
Ratio of expenses to average net assets (%)................      .87       .90
Ratio of expenses to average net assets after expense
 reimbursement (%) (Note 2)................................      .85       .70
Portfolio turnover rate (%) (c)............................     9.33     17.85
Average commission rate paid ($) (d).......................    .0483       N/A

-------
(a) Not annualized.
(b) Total return would have been lower had certain expenses not been reduced through expense reimbursement (Note 2)
(c) Portfolio turnover rate excludes all U.S. Government and short-term securities.
(d) Average commission rate paid per share of common and preferred stock. N/A = Not Applicable.


   The accompanying notes are an integral part of these financial statements.

                  MUTUAL OF AMERICA INSTITUTIONAL FUNDS, INC.
                         NOTES TO FINANCIAL STATEMENTS

1. SIGNIFICANT POLICIES AND ORGANIZATION

  Mutual of America Institutional Funds, Inc. (the "Investment Company") was incorporated on October 27, 1994 under the laws of Maryland and is registered under the Investment Company Act of 1940 as a diversified, open-end management investment company (a mutual fund) currently issuing two series of common stock representing shares of the All America Fund and the Bond Fund. Each fund has its own investment objective and policies. Shares of the funds of the Investment Company are offered on a no-load basis through its distributor, Mutual of America Securities Corporation, a registered broker-dealer and affiliate of the Investment Company's investment management adviser, Mutual of America Capital Management Corporation.

  The Investment Company is designed primarily as an investment vehicle for endowments, foundations, corporations, municipalities and other public entities and other institutional investors.

  The Investment Company commenced operations on May 1, 1996, (the effective date of its registration) although the Bond Fund was initially seeded with a $100,000 cash investment on April 23, 1996 by its sponsor, Mutual of America Capital Management Corporation (a registered investment adviser).

  These financial statements present the net assets of the Investment Company at December 31, 1996 and the results of its operations and changes in net assets for the period May 1, 1996 to December 31, 1996.

  Security Valuation--Investment securities are valued as follows:

    Equity securities are valued at the last sales price on the principal exchange on which the security is traded. If there is no trading volume for a particular valuation day, the last bid price on the principal exchange is used. For any equity securities traded in the over-the-counter market
  (OTC), the security is valued at the last sale price, or if no sale, at the latest bid price available.

    Short-term securities with a maturity of 60 days or less are valued at amortized cost, which approximates market for such securities. Short-term debt securities maturing in excess of 60 days are stated at market value.

    Debt securities are valued at a composite fair market value "evaluated bid," which may be the last sale price. Securities for which market quotations are not readily available will be valued at fair value as determined in good faith by the Investment Adviser under the direction of the Board of Directors of the Investment Company.

  Security Transactions--Security transactions are recorded on the trade date. Interest income is accrued as earned. Dividend income is recorded on the ex-dividend date. Dividend income from foreign corporations is reflected net of imposed source tax withholding.

  Realized gain and loss on the sale of short and long-term debt securities is computed on the basis of amortized cost at the time of sale. Realized gain and loss on the sale of common stock is based on the identified cost basis of the security determined on a first-in, first-out ("FIFO") basis.

  Federal Income Taxes--The Investment Company intends to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of its taxable income to shareholders. Therefore, no federal income tax provision is required.

2. EXPENSES AND OTHER TRANSACTIONS WITH AFFILIATES

  Organizational expenses of the Investment Company were borne by its sponsor, Mutual of America Capital Management Corporation, the investment management adviser of the Company.

  The Investment Company has entered into an Investment Advisory Agreement with Mutual of America Capital Management Corporation ("the Adviser"). For providing investment management services to the Investment Company each fund accrues a fee, calculated as a daily charge at the annual rate of .50% of the value of the net assets for the All America Fund and .45% of the value of the net assets of the Bond Fund.

                  MUTUAL OF AMERICA INSTITUTIONAL FUNDS, INC.
                  NOTES TO FINANCIAL STATEMENTS--(CONTINUED)

  Under Sub-Advisory Agreements for the All America Fund, the Adviser has delegated investment advisory responsibilities to subadvisors responsible for providing management services for a portion of the fund's assets. The Adviser is responsible for compensation payable under such Sub-Advisory Agreements.

  The Adviser voluntarily limits the expenses of each Fund, other than brokers' commissions, transfer taxes and other fees relating to portfolio transactions, investment management expenses and extraordinary expenses to an annual rate of .35% of the value of the net assets of the All America Fund and
 .25% of the net assets of the Bond Fund. Accrual of these other operating expenses at their respective specified annual rates is calculated as a daily charge. Settlement of fees accrued (both investment management and other operating expenses) is paid by each fund to the Adviser on or about month-end.

  The Adviser's voluntary agreement to limit each fund's total expenses (excluding brokerage commissions, transfer taxes/fees and extraordinary expenses) to an annual rate of .85% of the net assets of the All America Fund and .70% of the net assets of the Bond Fund may be discontinued at any time.

  The All America Fund placed a portion of its portfolio transactions with an affiliated broker-dealer of the Adviser. Total commissions paid to this affiliate was $3,462 for the period or 6% of total commissions. In addition, a Sub-Advisor of the Fund placed a portion of its portfolio transactions with its affiliated broker-dealer. Such commissions amounted to $5,090 or 8% of the Fund's total commissions.

3. PURCHASES AND SALES

  The cost of investment purchases and proceeds from sales of investments, excluding short-term investments and U.S. Government securities for the period ended December 31, 1996 were as follows:

                                                     ALL AMERICA      BOND
                                                         FUND         FUND
                                                     ------------ ------------
     Cost of investment purchases................... $ 59,277,684 $    969,875
                                                     ============ ============
     Proceeds from sales of investments............. $  9,163,543 $     96,528
                                                     ============ ============
     The cost of investment purchases and proceeds
      from sales of U.S. Government securities were
      as follows:
      Cost of investment purchases.................. $        --  $ 20,267,291
                                                     ============ ============
      Proceeds from sales of investments............ $        --  $  1,504,939
                                                     ============ ============

  At December 31, 1996, the net unrealized appreciation (depreciation) of investments, based on cost for Federal income tax purposes, was as follows:

                                                        ALL AMERICA    BOND
                                                           FUND        FUND
                                                        ----------- -----------
     Unrealized appreciation........................... $ 7,292,780 $   279,172
     Unrealized depreciation...........................   1,773,010      16,850
                                                        ----------- -----------
     Net unrealized appreciation (depreciation)........ $ 5,519,770 $   262,322
                                                        =========== ===========
     Aggregate cost of investments for Federal income
      tax purposes..................................... $49,778,380 $20,445,347
                                                        =========== ===========

4. CAPITAL SHARE ACTIVITY

  At December 31, 1996 one billion shares of $.01 par value common stock have been authorized for the Investment Company. The Board of Directors has allocated 25 million shares and 15 million shares, respectively, to the All America Fund and Bond Fund.

                  MUTUAL OF AMERICA INSTITUTIONAL FUNDS, INC.
                  NOTES TO FINANCIAL STATEMENTS--(CONTINUED)

  Transactions in shares during the period ending December 31, 1996 were as follows:

                                                         ALL AMERICA   BOND
                                                            FUND       FUND
                                                         ----------- ---------
     Shares sold........................................  5,029,363  2,011,622
     Shares issued as reinvestment of dividends (Note
      5)................................................     30,167     75,089
     Shares redeemed....................................     (2,461)   (12,492)
                                                          ---------  ---------
     Net increase (decrease)............................  5,057,069  2,074,219
                                                          =========  =========

  As at December 31, 1996 virtually all of the Investment Company's outstanding shares were owned by Mutual of America Life Insurance Company, the ultimate parent of the Adviser.

5. DIVIDENDS

  On June 28, 1996 and December 31, 1996 dividend distributions were declared and paid from accumulated net investment income to shareholders of record on June 27, 1996 and December 30, 1996, respectively. Pursuant to shareholders' instructions, all dividend distributions were immediately reinvested in additional shares of each respective fund (see Note 4 above) as follows:

                                                           ALL AMERICA   BOND
                                                              FUND       FUND
                                                           ----------- --------
     Distributions from:
       Net investment income..............................  $325,235   $758,821
       Net realized capital gains.........................       --         --
                                                            --------   --------
     Total dividend distributions.........................  $325,235   $758,821
                                                            ========   ========
     Dividend amounts per share...........................  $   .064   $   .377
                                                            ========   ========

                   REPORT OF INDEPENDENT PUBLIC ACCOUNTANTS

To the Board of Directors and Shareholders of Mutual of America Institutional Funds, Inc.:

  We have audited the accompanying statement of assets and liabilities, including the portfolio of investments in securities, of Mutual of America Institutional Funds, Inc. (a Maryland Corporation) comprising the All America and the Bond Funds as of December 31, 1996, and the related statement of operations, statement of changes in net assets, and the financial highlights for the period May 1, 1996 (commencement of operations) to December 31, 1996. These financial statements and financial highlights are the responsibility of the Company's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audit.

  We conducted our audit in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmations of securities owned as of December 31, 1996 by correspondence with the custodian. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audit provides a reasonable basis for our opinion.

  In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of the All America and the Bond Funds of Mutual of America Institutional Funds, Inc. as of December 31, 1996, and the results of its operations, changes in its net assets and the financial highlights for the period May 1, 1996 (commencement of operations) to December 31, 1996, in conformity with generally accepted accounting principles.


[SIGNATURE OF ARTHUR ANDERSEN LLP APPEARS HERE]

New York, New York
February 21, 1997

                  MUTUAL OF AMERICA INSTITUTIONAL FUNDS, INC.





            Distributed by Mutual of America Securities Corporation
              320 Park Avenue New York, NY 10022-6839 800 914-8716